Earnings (Loss) Per Share - Summary of Basic and Diluted Loss per Share of Common Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss attributable to common stockholders	$ (75,079)	$ (15,374)	$ (1,681,777)	$ (51,283)
Denominator:
Basic and Diluted weighted-average common shares outstanding	368,783,516	239,792,967	252,143,509	239,636,062
Basic and Diluted net loss per share	$ (0.20)	$ (0.06)	$ (6.67)	$ (0.21)
Common Class A and Class B Shares
Denominator:
Basic and Diluted weighted-average common shares outstanding	368,783,516	239,792,967	252,143,509	239,636,062
Basic and Diluted net loss per share	$ (0.20)	$ (0.06)	$ (6.67)	$ (0.21)